Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 923,217	$ 446,070
Less: allowance for doubtful accounts	(923,217)	(35,000)
Accounts receivable, net		$ 411,070